Income tax - Summary of detailed information about income tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax [Abstract]
Loss for the year before income taxes	$ (7,553)	$ (6,000)	$ (5,524)
Statutory rate	27.00%	27.00%	27.00%
Expected income tax recovery	$ (2,039)	$ (1,620)	$ (1,491)
Permanent differences and other	(1,121)	551	(1,277)
Difference in foreign tax rates	24	84	73
Effect of change in future tax rates	0	0	0
Change in valuation allowance	3,136	985	2,695
Total income tax recovery	$ 0	$ 0	$ 0